Other operating expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Net impairment loss on trade receivables	$ 73	$ 54
Impairment loss allowance	0	0
Restructuring and related costs	5,317	156
Acquisition related costs	2,857	2,115
Other operating expense	8,247	2,325
Cost Reduction Initiatives and Additional Charges
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring and related costs	482	156
Ballard Motive Solutions
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring and related costs	5,317
Ballard Motive Solutions | Contract Exit and Modification Costs, Grant Adjustments Charges, Legal and Advisory Costs
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring and related costs	$ 4,835	$ 0